Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - Level 3 [Member] ¥ in Millions		Mar. 31, 2019 JPY (¥) yr	Mar. 31, 2018 JPY (¥) yr
Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ (4,189)	¥ 14,460
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.000	0.000
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.120	0.125
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.292	0.341
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.513	0.527
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.228	0.197
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.600	0.504
Interest Rate Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.410	0.410
Interest Rate Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.480	0.460
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.110	0.134
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.713	1.000
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Prepayment [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs			1.000
Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ 18,198	¥ 6,779
Foreign Exchange Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.000	0.000
Foreign Exchange Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.120	0.125
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.350	0.403
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.700	0.740
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.148	0.281
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.600	0.507
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.650	0.850
Foreign Exchange Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.410	0.410
Foreign Exchange Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.480	0.460
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.097	0.103
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.182	0.162
Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ 5,878	¥ 6,528
Equity Contracts [Member] | Discounted Cash Flow [Member] | Term of Litigation [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs | yr		1.0	2.0
Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ (2,727)	¥ (16,600)
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs			0.760
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.517
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.820
Equity Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Equity [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs			0.371
Equity Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Equity [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs			0.390
Equity Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.210
Equity Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.300
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.070	0.070
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.641	0.652
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.216	0.206
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.803	0.817
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 19,246	¥ 20,192
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.000	0.000
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.004	0.004
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.003	0.002
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600	0.600
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.700	0.700
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.667	0.667
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.080
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.100
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.100	0.095
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 109,213	¥ 110,536
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.012	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.053	0.053
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.050	0.045
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600	0.600
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.760	0.760
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.672	0.663
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Loan Price [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.905
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Loan Price [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		1.003
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Loan Price [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.954
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1],[3]	¥ 587,577	¥ 684,586
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.100	0.090
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.100	0.090
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]		0.010
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.010
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.012	0.010
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.227	0.372
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.227	0.372
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.000	0.000
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.901	0.913
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3],[4]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.643	0.653
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.643	0.653
Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 35,148	¥ 33,450
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.010	0.005
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.024	0.024
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.013	0.008
Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 112,822	¥ 149,759
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.000	0.000
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.250	0.250
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.003	0.003
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.400	0.400
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.900	0.900
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.780	0.725
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080	0.080
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100	0.100
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.095	0.097

[1]	The fair value as of March 31, 2018 and 2019 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	For further detail of Internal model, refer to the last paragraph of "Trading Account Assets and Liabilities-Trading Account Securities."
[4]	See "Probability of default" in "Sensitivity to and range of unobservable inputs."